Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities:
Net (loss) income	$ (1,722,675)	$ 2,828,701	$ 2,821,459	$ 886,918
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(258,756)	(5,279,395)	(5,754,715)	(4,121,971)
Compensation expenses				362,500
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(123,250)	272,145	377,780	(377,780)
Accrued expenses	1,270,722	(528,026)	(773,904)	1,241,379
Income taxes payable	57,967	1,200,013	(515,797)	823,991
Net cash used in operating activities	(775,992)	(1,506,562)	(3,845,177)	(1,184,963)
Cash Flows from Investing Activities:
Investment of cash into Trust Account	(90,000)		(160,000)	(306,000,000)
Cash withdrawn from Trust Account to pay franchise and income taxes		2,132,269	2,132,269	331,516
Cash withdrawn from Trust Account in connection with redemption	29,728,990	276,471,460	276,471,460
Net cash provided by investing activities	29,638,990	278,603,729	278,443,729	(305,668,484)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid				294,240,000
Proceeds from sale of Private Placement Warrants				13,850,000
Proceeds from extension promissory note – related party			160,000	49,262
Proceeds from convertible promissory note - related party
Repayment of promissory note – related party				(149,539)
Advances from related party	615,051		1,655,000
Payment of offering costs		(70,000)	(70,000)	(743,830)
Redemption of common stock	(29,728,990)	(276,471,460)	(276,471,460)
Net cash used in financing activities	(29,113,939)	(276,541,460)	(274,726,460)	307,245,893
Net Change in Cash	(250,941)	555,707	(127,908)	392,446
Cash – Beginning of period	264,538	392,446	392,446
Cash – End of period	13,597	948,153	264,538	392,446
Supplementary cashflow information:
Income taxes paid			1,799,627
Deferred offering costs included in accrued offering costs				717,219
Remeasurement of carrying value to redemption value	258,588	3,942,803
Initial classification of Series A common stock subject to possible redemption				309,097,930
Deferred underwriting fee payable				10,500,000
Non-cash investing and financing activities:
Deferred offering costs included in accrued offering costs				717,219
Remeasurement of carrying value to redemption value	$ 258,588	$ 3,942,803
Initial classification of Series A common stock subject to possible redemption				309,097,930
Deferred underwriting fee payable				$ 10,500,000